Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 12,395	$ 10,981	$ 9,997
Actual return on plan assets	849	1,722	1,235
Foreign currency exchange rates	0	0	0
Company contributions	255	541	580
Participant contributions	0	0	0
Benefits paid	(963)	(845)	(831)
Settlements and termination benefits	(6)	(4)	0
Acquisitions, divestitures and other	0	0	0
Fair value of plan assets, end of year	12,530	12,395	10,981
Information about plan asset allocations
Rebalancing of plan assets outside of target allocation (as a percent)	5.00%
U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	50.00%
U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	50.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, end of year	9	8	8
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	3,949	3,426	2,818
Actual return on plan assets	507	535	368
Foreign currency exchange rates	(352)	(41)	47
Company contributions	265	303	446
Participant contributions	9	10	9
Benefits paid	(206)	(254)	(190)
Settlements and termination benefits	(50)	(30)	(72)
Acquisitions, divestitures and other	(22)	0	0
Fair value of plan assets, end of year	4,100	3,949	3,426
Non-U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	46.00%
Non-U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	46.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	247
Fair value of plan assets, end of year	230		218
Information about plan asset allocations
Target allocation of plan assets (as a percent)	6.00%
Non-U.S. Pension Benefits | Other
Information about plan asset allocations
Target allocation of plan assets (as a percent)	2.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	822	789	814
Actual return on plan assets	75	158	117
Foreign currency exchange rates	0	0	0
Company contributions	195	157	204
Participant contributions	61	57	48
Benefits paid	(377)	(339)	(394)
Settlements and termination benefits	0	0	0
Acquisitions, divestitures and other	0	0	0
Fair value of plan assets, end of year	$ 776	$ 822	$ 789
Other Postretirement Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	70.00%
Other Postretirement Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	30.00%